3. MAJOR CUSTOMERS	9 Months Ended
Sep. 30, 2017
Major Customers
MAJOR CUSTOMERS	During the nine months ended September 30, 2017, 100% of The Company’s sales were to three customers, of which approximately 85% were to its primary customer.